Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Benefit Plans
Schedule of stock-based compensation expense related to stock options and the vesting of restricted stock awards ("RSAs") and restricted stock units ("RSUs")

	Three months ended September 30,
	2013	2014
Cost of revenue — recurring	$—	$348
Cost of revenue — non-recurring	—	291
Sales and marketing	—	884
Research and development	—	535
General and administrative	181	1,225
Total stock-based compensation	$181	$3,283

	Year ended June 30,
	2012	2013	2014
Cost of revenue - recurring	$—	$—	$496
Cost of revenue – non-recurring	—	—	424
Sales and marketing	—	—	765
Research and development	—	—	615
General and administrative	203	523	2,629
Total stock-based compensation	$203	$523	$4,929

Summary of the assumptions used for estimating the fair value of stock options granted

	Period ended September 30,
	2013	2014
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	29.5%	43.9%
Expected term (years)	4.0	6.25
Risk-free interest rate	0.5%	1.91%

	Year ended June 30,
	2012	2013	2014
Valuation assumptions:
Expected dividend yield	N/A—no grants	0%	0%
Expected volatility	N/A—no grants	30.7%	29.5% - 44.5%
Expected term (years)	N/A—no grants	4.0	4.0 - 6.0
Risk-free interest rate	N/A—no grants	0.61%	0.52% - 1.94%

Schedule of stock option activity

	Outstanding Options
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at July 1, 2014	4,388	$10.00	8.58	$51,017
Options granted	322	24.80
Options forfeited	(97)	14.29
Options exercised	(13)	4.87
Balance at September 30, 2014	4,600	$10.96	8.40	$41,628
Options exercisable at September 30, 2014	1,430	$3.11	6.79	$23,656
Options vested and expected to vest at September 30, 2014	4,358	$10.63	8.34	$40,770

		Outstanding Options
	Shares Available for Grant	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at June 30, 2013	812	1,859	$3.25	8.22	$7,028
Additional shares authorized, net	4,406	—
RSU’s granted	(108)	—
Options granted	(2,582)	2,582	15.01	9.58
Options forfeited	53	(53)	17.00	—
Exercised	—	—	—	—
Balance at June 30, 2014	2,581	4,388	$10.00	8.58	$51,017
Options exercisable at June 30, 2014		1,083	$2.29	6.65	$20,947
Options vested and expected to vest at June 30, 2014		3,853	$10.17	8.53	$44,162